REVENUE RECOGNITION (Tables)	3 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of revenues

	Three Months Ended September 30,
	2021	2020
Engineering Design Services	$373,316	$589,232
Optical Components	1,538,932	1,476,085
Medical Device Products & Assemblies	424,096	692,584
	$2,336,344	$2,757,901

Contract Liabilities

	Three Months Ended September 30,
	2021	2020
Contract liabilities, beginning of period	$450,084	$417,059
Unearned revenue received from customers	205,389	44,132
Revenue recognized	(318,901)	(254,526)
Contract liabilities, end of period	$336,572	$206,665